Basis of Presentation and Summary of Significant Accounting Policies (Details)	Dec. 31, 2022 USD ($) shares
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository corporation coverage | $	$ 250,000
Net tangible assets | $	$ 5,000,001
Aggregate of ordinary shares | shares	19,525,000
Class A Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption | shares	34,500,000